Segment information and revenue analysis (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Total revenues	$ 20,000
Discontinued Operations [Member]
Total revenues		2,265,425
Standard Cloud Based Services [Member] | Discontinued Operations [Member]
Total revenues		754,323
Business Process Outsourcing Services [Member] | Discontinued Operations [Member]
Total revenues		938,137
Business Integration Services [Member] | Discontinued Operations [Member]
Total revenues		398,285
Other Revenues [Member] | Discontinued Operations [Member]
Total revenues		$ 174,680